Bank Borrowings and Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2012
Bank Borrowings and Restricted Cash Disclosure [Abstract]
Schedule Of Bank Borrowings and Restricted Cash [Table Text Block]

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term facilities:
Short-term facilities	59,604	281,918	417,323	65,689
Long-term facilities - Current portion	—	203,967	175,338	27,599
	59,604	485,885	592,661	93,288

Long-term facilities:
Long-term portion	—	1,228,993	683,455	107,580
	—	1,228,993	683,455	107,580

Restricted Cash	136,000	456,250	398,706	62,759

Schedule Of Weighted Average Interest Rates [Table Text Block]	The weighted average interest rates are as follows:
	2009	2010	2011	2012
Short-term facilities	10.18%	0.94%	5.2%	4.7%
Long-term facilities	—	—	4.2%	4.3%